UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2011

Date of reporting period:  February 28, 2011

Item 1. Schedule of Investments.

Thunderstorm Value Fund
Schedule of Investments
February 28, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.85%

Administrative and Support Services - 2.35%
Mantech International Corp. (a)	6,500	$ 280,800

Ambulatory Health Care Services - 2.89%
Amedisys, Inc. (a)	9,600	344,832

Chemical Manufacturing - 7.64%
Endo Pharmaceuticals Holdings, Inc. (a)	9,700	344,544
Johnson & Johnson	5,000	307,200
Merck & Co., Inc.	8,000	260,560
		912,304
Computer and Electronic Product Manufacturing - 17.27%
Garmin Ltd. (b)	11,300	383,635
GT Solar International, Inc. (a)	36,000	384,840
Intel Corp.	23,000	493,810
KNOW IT AB (b)	13,700	161,148
Sparton Corp. (a)	31,000	241,800
Western Digital Corp. (a)	13,000	397,540
		2,062,773
Construction of Buildings - 1.43%
Helbor Empreendimentos SA (b)	15,000	171,114

Credit Intermediation and Related Activities - 1.52%
Cullen/Frost Bankers, Inc.	3,106	181,887

Electrical Equipment, Appliance, and Component Manufacturing - 2.54%
Powell Industries, Inc. (a)	8,100	302,859

Insurance Carriers and Related Activities - 4.25%
Arch Capital Group Ltd. (a)(b)	3,200	289,600
HCC Insurance Holdings, Inc.	7,000	217,980
		507,580
Machinery Manufacturing - 7.75%
Baldwin Technology Co. (a)	70,000	101,500
Esterline Technologies Corp. (a)	7,900	565,403
Lam Research Corp. (a)	4,700	258,030
		924,933
Management of Companies and Enterprises - 6.07%
Goldman Sachs Group, Inc.	1,580	258,772
Jardine Matheson Holdings Ltd. (b)	10,081	465,743
		724,515
Merchant Wholesalers, Durable Goods - 4.65%
Dorman Products, Inc. (a)	16,000	554,720

Merchant Wholesalers, Nondurable Goods - 1.01%
Grazziotin SA (b)(c)	15,000	120,087

Mining (except Oil and Gas) - 10.70%
Cliffs Natural Resources, Inc.	5,900	572,713
Freeport-McMoRan Copper & Gold, Inc.	3,400	180,030
Highland Gold Mining Ltd. (a)(b)	80,480	238,114
Kingsgate Consolidated Ltd. (b)	30,000	287,119
		1,277,976
Motor Vehicle and Parts Dealers - 1.68%
Astra International Tbk PT (b)	34,000	200,612

Nonmetallic Mineral Product Manufacturing - 1.02%
China Advanced Construction Materials Group, Inc. (a)	25,000	121,250

Support Activities for Mining - 11.01%
Oceaneering International Group, Inc. (a)	6,600	551,958
Rowan Cos, Inc. (a)	5,000	213,350
Transocean Ltd. (a)(b)	6,500	550,095
		1,315,403
Textile Mills - 2.78%
Texwinca Holdings Ltd. (b)	328,000	331,454

Transportation Equipment Manufacturing - 7.29%
Elbit Systems Ltd. (b)	3,100	159,619
General Dynamics Corp.	6,600	502,392
Magna International, Inc. (b)	4,200	207,312
		869,323
TOTAL COMMON STOCKS (Cost $8,583,476)		11,204,422

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 4.04%
Money Market Funds - 4.04%
AIM STIT-STIC Prime Portfolio	482,045	482,045
TOTAL SHORT-TERM INVESTMENTS (Cost $482,045)		482,045

Total Investments (Cost $9,065,521) - 97.89%		11,686,467
Other Assets in Excess of Liabilities - 2.11%		252,166
TOTAL NET ASSETS - 100.00%		$ 11,938,633

(a) Non-income producing security.
(b) Foreign Issued Security
(c) The Adviser has determined this security to be illiquid. The total value of illiquid securities at
February 28, 2011 was $120,087, comprising 1.01% of net assets, while the remainder of the
Fund's net assets, 98.99% were liquid.

Abbreviations:
AB - Aktiebolog is the Swedish term of a stock-based corporation
PT - Perseroan Terbuka is the Indonesian term for a limited liability company
SA - Generally designates corporations in various conuntries, mostly those employing civil law.

The cost basis of investments for federal income tax purposes at February 28, 2011 was as follows*:

Cost of investments	$9,065,521
Gross unrealized appreciation	2,846,456
Gross unrealized depreciation	(225,510)
Net unrealized appreciation	$2,620,946

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at February 28, 2011

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2011, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total

Equity
Common Stocks*	$11,204,422			$11,204,422
Total Equity	11,204,422	-	-	11,204,422

Short-Term Investments	$482,045			$482,045

Total Investments in Securities	$11,686,467	-	-	$11,686,467

There were no transfers into and out of Level 1 and 2 during the period ending February 28, 2011.
* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The fund did not invest in derivative securities or engage in hedging activities during the period ended February 28, 2011.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By   /s/ Joseph Neuberger
             Joseph Neuberger, President

Date      April 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Joseph Neuberger
             Joseph Neuberger, President

Date      April 27, 2011

By   /s/ John Buckel
             John Buckel, Treasurer

Date      April 27, 2011